Taxation - Summary of Deferred Taxation (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax	£ (60)	£ (14)	£ 477
Defined Contribution Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total deferred tax	£ 2	£ 2